TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2021		Dec 31, 2020
	Current	Non-current	Current	Non-current
Trade receivables	34,717	—	21,781	—
Lease receivables	228	1,285	186	1,380
Other receivables [A]	8,240	3,761	7,251	4,109
Amounts due from joint ventures and associates	1,048	499	726	829
Prepayments and deferred charges	8,975	1,520	3,681	1,323
Total	53,208	7,065	33,625	7,641
[A] "Other receivables" at December 31, 2021, included current income tax receivables of $550 million and non-current income tax receivables of $366 million (2020: current income tax receivables $412 million, non-current income tax receivables $882 million).

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2021	Dec 31, 2020
Less than one year	278	262
Between 1 and 5 years	852	859
5 years and later	715	852
Total undiscounted lease payments receivable	1,845	1,973
Unearned finance income	339	407
Net investment in leases	1,506	1,566